Average Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2015 Portfolio	Apr. 29, 2024
VIP Investor Freedom 2015 Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	10.85%
Past 5 years	6.50%
Past 10 years	5.14%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXWFT
Average Annual Return:
Past 1 year	11.38%
Past 5 years	5.95%
Past 10 years	5.14%